SoFi Web 3 ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Advertising - 0.2%
S4 Capital PLC(a)	5,285	$3,066

Apparel - 0.3%
PLBY Group, Inc.(a)	11,739	6,163

Commercial Services - 9.3%
Bakkt Holdings, Inc.(a)(b)	10,707	16,061
Block, Inc.(a)	516	32,730
CompoSecure, Inc.(a)(b)	9,913	49,465
Creek & River Co. Ltd.	2,008	28,429
Marathon Digital Holdings, Inc.(a)(b)	3,235	38,723
		165,408

Computers - 5.7%
Apple, Inc.	358	68,002
Vuzix Corp.(a)(b)	16,002	33,604
		101,606

Diversified Financial Services - 11.2%
Coinbase Global, Inc. - Class A(a)(b)	925	115,366
SBI Holdings, Inc.	3,800	82,433
		197,799

Electronics - 3.3%
Kopin Corp.(a)	38,973	59,239

Entertainment - 7.3%
AMC Entertainment Holdings, Inc.(a)(b)	1,020	6,783
DraftKings, Inc. - Class A(a)	3,189	121,947
		128,730

Internet - 24.0%
Alphabet, Inc. - Class A(a)	699	92,638
Amazon.com, Inc.(a)	434	63,403
Beyond, Inc.(a)	1,557	29,926
Farfetch Ltd. - Class A(a)	1,545	1,808
Hive Digital Technologies Ltd.(a)	14,632	45,002
Meta Platforms, Inc. - Class A(a)	315	103,053
Robinhood Markets, Inc. - Class A(a)	5,509	48,479
Snap, Inc. - Class A(a)(b)	2,964	40,992
		425,301

Investment Companies - 2.0%
Galaxy Digital Holdings Ltd.(a)	5,721	34,937

Media - 3.5%
The Walt Disney Co.(a)	660	61,175

Real Estate - 0.6%
eXp World Holdings, Inc.(b)	813	9,845

Retail - 3.1%
GameStop Corp. - Class A(a)(b)	3,818	55,552

Semiconductors - 15.3%
Advanced Micro Devices, Inc.(a)	588	71,242
Ambarella, Inc.(a)	475	27,887
CEVA, Inc.(a)	374	8,138
Himax Technologies, Inc. - ADR	6,637	37,897
Intel Corp.	590	26,373
NVIDIA Corp.	214	100,088
		271,625

Software - 10.2%
C3.ai, Inc. - Class A(a)(b)	1,309	38,118
Microsoft Corp.	226	85,634
MIXI, Inc.	2,578	42,149
Veritone, Inc.(a)	7,164	14,829
		180,730

Telecommunications - 0.3%
Applied Digital Corp.(a)	1,304	6,090

Toys, Games & Hobbies - 3.5%
Funko, Inc. - Class A(a)	9,564	61,975
TOTAL COMMON STOCKS (Cost $1,834,373)		1,769,241

SHORT-TERM INVESTMENTS - 20.1%
Investments Purchased with Proceeds from Securities Lending - 20.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(c)	354,102	354,102

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.29%(c)	2,924	2,924
TOTAL SHORT-TERM INVESTMENTS (Cost $357,026)		357,026

TOTAL INVESTMENTS - 119.9% (Cost $2,191,399)		$2,126,267
Liabilities in Excess of Other Assets - (19.9)%		(352,890)
TOTAL NET ASSETS - 100.0%		$1,773,377

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan as of November 30, 2023. The total market value of these securities was $332,059 which represented 18.7% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown represents the annualized seven-day effective yield as of November 30, 2023.

Summary of Fair Value Exposure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

SoFi Web 3 ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,769,241	$–	$–	$1,769,241
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	354,102
Money Market Funds	2,924	–	–	2,924
Total Investments	$1,772,165	$–	$–	$2,126,267

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.